UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

(a)

Warren Street Global Equity ETF Ticker: WSGE Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://warrenstreetetf.com/

This annual shareholder report contains important information about the Warren Street Global Equity ETF (the “Fund”) for the period of December 8, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://warrenstreetetf.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$41	0.60%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
Since Inception (12/8/2025)
Warren Street Global Equity ETF - NAV	12.05%
Solactive GBS Global Markets All Cap USD Index	12.30%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://https://warrenstreetetf.com/for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund delivered strong absolute returns during the Period despite market volatility marked by geopolitical turmoil in the Middle East and Technology sector concerns linked to AI disruption. Positive performance is attributed to regional asset allocation decisions—particularly in Emerging Markets—driven by attractive valuations and a broadening of the AI ecosystem across global supply chains.

Sector positioning and disciplined valuation management within the Technology and Communication Services sectors positively influenced performance. During the Period, the Fund reduced exposure to certain AI beneficiaries and technology-adjacent names trading at elevated valuations and reallocated to broad-based, quality-factor strategies across market caps. Later in the Period, tactical style shifts in Emerging Markets also contributed to strength by balancing legacy growth positions with value positions. Notable detractors came from individual stocks in the Healthcare sector driven by dampening forecasts for medical device volumes and waning sentiment on biotech drug pipelines.
Annual Shareholder Report: July 31, 2026

Warren Street Global Equity ETF Ticker: WSGE Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://warrenstreetetf.com/

KEY FUND STATISTICS (as of Period End)
Net Assets	$60,547,955	Portfolio Turnover Rate*	41%
# of Portfolio Holdings	135	Fund Advisory Fees Paid	$193,504
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET WEIGHTING (as a % of Net Assets)
Global Equity ETFs	50.6%
Domestic ETFs	41.9%
Common Stocks	6.3%
Real Estate Investment Trusts	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares Global Equity Factor ETF	16.9%
Vanguard S&P 500 ETF	9.2%
iShares MSCI ACWI ex U.S. ETF	8.1%
JPMorgan US Quality Factor ETF	5.7%
iShares Core S&P 500 ETF	5.5%
State Street SPDR Portfolio S&P 500 ETF	5.4%
WisdomTree Emerging Markets EX-State-Owned Enterprises Fund	4.3%
Avantis Emerging Markets Equity ETF	4.0%
State Street SPDR Portfolio Developed World ex-US ETF	3.8%
State Street SPDR MSCI EAFE StrategicFactors ETF	3.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://warrenstreetetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2026

(b) Not applicable.
Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 7/31/2026
(a) Audit Fees	$7,750
(b) Audit-Related Fees	N/A
(c) Tax Fees	$1,750
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 92.5%
Alpha Architect International Quantitative Value ETF (a)	19,789	$715,966
Alpha Architect US Quantitative Value ETF (a)	12,264	717,091
Avantis Emerging Markets Equity ETF	27,231	2,437,447
Cambria Emerging Shareholder Yield ETF	4,893	221,995
Fidelity MSCI Financials Index ETF	948	76,845
Invesco QQQ Trust Series 1	121	83,247
iShares Core Dividend Growth ETF	451	35,183
iShares Core MSCI EAFE ETF	1,775	174,394
iShares Core S&P 500 ETF	4,456	3,343,426
iShares Core S&P Mid-Cap ETF	15,824	1,191,072
iShares Core S&P Small-Cap ETF	1,377	200,298
iShares Core S&P Total U.S. Stock Market ETF	503	82,296
iShares ESG Aware MSCI EAFE ETF	5,170	541,299
iShares ESG Aware MSCI USA Small-Cap ETF	4,613	247,810
iShares Global Equity Factor ETF (e)	172,322	10,211,647
iShares MSCI ACWI ex U.S. ETF	65,139	4,901,710
iShares MSCI EAFE ETF	554	58,491
iShares MSCI EAFE Value ETF	1,209	97,784
iShares MSCI Europe Financials ETF	5,795	241,536
iShares MSCI Eurozone ETF	1,387	96,494
iShares MSCI Global Min Vol Factor ETF	2,587	322,030
iShares MSCI International Value Factor ETF	11,689	508,822
iShares MSCI Japan ETF	1,839	169,905
iShares MSCI Pacific ex Japan ETF	2,669	150,798
iShares MSCI United Kingdom ETF	1,168	56,543
iShares MSCI USA Quality Factor ETF	2,636	578,128
iShares Russell 1000 ETF	806	329,154
iShares Russell 1000 Growth ETF	1,201	142,102
iShares Russell 2000 ETF	1,182	344,198
iShares Russell Mid-Cap ETF	724	79,416
iShares S&P 100 ETF	70	25,832
iShares S&P 500 Growth ETF	966	130,651
iShares S&P 500 Value ETF	488	113,074
iShares S&P Mid-Cap 400 Growth ETF	1,014	113,446
JPMorgan US Quality Factor ETF	47,491	3,429,800
Schwab International Equity ETF	460	12,618
Schwab US Dividend Equity ETF	3,155	105,598
State Street Health Care Select Sector SPDR ETF	222	36,086
State Street SPDR Dow Jones Industrial Average ETF Trust	390	204,485
State Street SPDR MSCI EAFE StrategicFactors ETF	20,560	2,042,842
State Street SPDR MSCI USA StrategicFactors ETF	742	140,520
State Street SPDR Portfolio Developed World ex-US ETF	45,500	2,277,730
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7,239	477,629
State Street SPDR Portfolio S&P 500 ETF	37,421	3,289,306
The accompanying notes are an integral part of these financial statements.

1

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
State Street SPDR Portfolio S&P 500 Growth ETF	4,887	$572,463
State Street SPDR Portfolio S&P 500 Value ETF	7,892	489,778
State Street SPDR Portfolio S&P 600 Small Cap ETF	18,013	1,018,995
State Street SPDR S&P 500 ETF Trust	1,572	1,174,331
State Street SPDR S&P Global Infrastructure ETF	706	53,705
State Street SPDR S&P International Small Cap ETF	2,894	124,558
Vanguard Dividend Appreciation ETF	221	52,857
Vanguard ESG US Stock ETF	546	72,083
Vanguard Financials ETF	285	39,681
Vanguard FTSE All-World ex-US ETF	2,007	166,280
Vanguard FTSE Developed Markets ETF	8,788	620,609
Vanguard FTSE Europe ETF	4,646	420,881
Vanguard High Dividend Yield ETF	229	37,089
Vanguard Morningstar Growth ETF	4,193	357,244
Vanguard Morningstar Small-Cap ETF	1,186	350,036
Vanguard Morningstar Small-Cap Growth ETF	229	77,965
Vanguard Morningstar Total Stock Market ETF	96	35,348
Vanguard Morningstar Value ETF	95	20,895
Vanguard S&P 500 ETF	8,129	5,581,778
Vanguard Total World Stock ETF	8,604	1,341,019
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	56,880	2,577,233
WisdomTree International Equity Fund	688	51,649
WisdomTree Trust WisdomTree China ex-State-Owned Enterprises Fund	737	28,236
TOTAL EXCHANGE TRADED FUNDS (Cost $44,059,468)		56,021,457

COMMON STOCKS - 6.3%
Communication Services - 0.1%
Movies & Entertainment - 0.1%
Walt Disney Co.	911	87,629

Consumer Discretionary - 0.4%
Automobile Manufacturers - 0.0% (b)
General Motors Co.	290	25,769

Education Services - 0.0% (b)
Covista, Inc. (c)	220	27,467

Footwear - 0.1%
NIKE, Inc. - Class B	749	31,241

Home Improvement Retail - 0.1%
Home Depot, Inc.	229	76,019
The accompanying notes are an integral part of these financial statements.

2

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Homebuilding - 0.1%
Green Brick Partners, Inc. (c)	234	$16,551
Hovnanian Enterprises, Inc. - Class A (c)	108	13,381
PulteGroup, Inc.	247	31,238
		61,170
Other Specialty Retail - 0.0% (b)
Build-A-Bear Workshop, Inc.	584	19,809

Restaurants - 0.1%
McDonald's Corp.	120	32,477
Total Consumer Discretionary		273,952

Consumer Staples - 0.4%
Household Products - 0.0% (b)
Procter & Gamble Co.	67	9,681

Personal Care Products - 0.3%
Kenvue, Inc.	8,139	156,594

Soft Drinks & Non-alcoholic Beverages - 0.0% (b)
Coca-Cola Co.	285	24,963

Tobacco - 0.1%
Philip Morris International, Inc.	246	46,942
Total Consumer Staples		238,180

Financials - 2.4%
Diversified Banks - 1.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	5,259	146,989
Bank of America Corp.	1,186	73,473
Citigroup, Inc.	268	35,496
JPMorgan Chase & Co.	1,022	359,529
NatWest Group PLC - ADR (c)	1,805	34,187
US Bancorp	561	35,349
Wells Fargo & Co.	901	77,891
		762,914
Diversified Capital Markets - 0.0% (b)
Deutsche Bank AG	317	11,634

Investment Banking & Brokerage - 0.2%
Goldman Sachs Group, Inc.	75	76,378
Morgan Stanley	333	70,070
		146,448

The accompanying notes are an integral part of these financial statements.

3

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Life & Health Insurance - 0.1%
Aflac, Inc.	262	$33,400

Multi-Sector Holdings - 0.3%
Berkshire Hathaway, Inc. - Class B (c)	319	163,181

Property & Casualty Insurance - 0.3%
American International Group, Inc.	71	5,579
Heritage Insurance Holdings, Inc. (c)	310	9,104
Hippo Holdings, Inc. (c)	255	8,020
Travelers Cos., Inc.	491	183,811
		206,514
Regional Banks - 0.1%
Live Oak Bancshares, Inc.	234	10,015
Truist Financial Corp.	478	24,780
		34,795
Reinsurance - 0.1%
SiriusPoint Ltd. (c)	3,967	93,820
Total Financials		1,452,706

Health Care - 1.8%
Biotechnology - 0.7%
AbbVie, Inc.	1,303	326,975
Cogent Biosciences, Inc. (c)	1,313	51,115
Ionis Pharmaceuticals, Inc. (c)	1,255	64,971
Neurocrine Biosciences, Inc. (c)	70	11,676
		454,737
Health Care Distributors - 0.1%
McKesson Corp.	64	54,796

Health Care Equipment - 0.3%
Abbott Laboratories	1,197	126,523
Boston Scientific Corp. (c)	698	32,618
		159,141
Health Care Technology - 0.0% (b)
Doximity, Inc. - Class A (c)	700	14,637

Pharmaceuticals - 0.7%
AstraZeneca PLC	851	144,364
Johnson & Johnson	982	251,736
LENZ Therapeutics, Inc. (c)	941	4,987
Organon & Co.	1,019	13,807
The accompanying notes are an integral part of these financial statements.

4

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Septerna, Inc. (c)	474	$16,329
		431,223
Total Health Care		1,114,534

Industrials - 0.7%
Aerospace & Defense - 0.2%
RTX Corp.	520	111,914

Air Freight & Logistics - 0.3%
FedEx Corp.	100	30,740
GXO Logistics, Inc. (c)	2,676	134,228
		164,968
Building Products - 0.1%
Modine Manufacturing Co. (c)	288	57,905

Cargo Ground Transportation - 0.0% (b)
Fedex Freight Holding Co., Inc. (c)	35	4,919

Electrical Components & Equipment - 0.0% (b)
Eos Energy Enterprises, Inc. (c)	2,232	7,544

Environmental & Facilities Services - 0.0% (b)
Enviri Corp. (c)	188	4,170

Heavy Electrical Equipment - 0.0% (b)
NuScale Power Corp. (c)	887	7,469

Industrial Machinery & Supplies & Components - 0.0% (b)
Crane Co.	54	11,527

Trading Companies & Distributors - 0.1%
Core & Main, Inc. - Class A (c)	242	10,641
Willis Lease Finance Corp.	216	15,407
		26,048
Total Industrials		396,464

Information Technology - 0.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,007	116,802

Materials - 0.3%
Commodity Chemicals - 0.0% (b)
PureCycle Technologies, Inc. (c)	804	5,122

The accompanying notes are an integral part of these financial statements.

5

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Diversified Metals & Mining - 0.1%
Compass Minerals International, Inc. (c)	2,206	$64,724

Gold Mining - 0.1%
SSR Mining, Inc. (c)	2,265	58,029

Specialty Chemicals - 0.1%
Perimeter Solutions, Inc. (c)	918	28,100
Total Materials		155,975

Real Estate - 0.0% (b)
Real Estate Services - 0.0% (b)
Cushman & Wakefield Ltd. (c)	589	7,904

Utilities - 0.0% (b)
Multi-Utilities - 0.0% (b)
Dominion Energy, Inc.	134	9,269
TOTAL COMMON STOCKS (Cost $2,056,926)		3,853,415

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate - 0.5%
Retail REITs - 0.5%
Macerich Co.	6,937	179,252
Realty Income Corp.	1,769	112,986
		292,238
Telecom Tower REITs - 0.0% (b)
American Tower Corp.	69	11,962
Total Real Estate		304,200
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $128,542)		304,200

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.58% (d)	394,822	394,822
TOTAL MONEY MARKET FUNDS (Cost $394,822)		394,822

TOTAL INVESTMENTS - 100.0% (Cost $46,639,758)		$60,573,894
Liabilities in Excess of Other Assets - (0.0)% (b)		(25,939)
TOTAL NET ASSETS - 100.0%		$60,547,955

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(e)	Security was affiliated as defined by the Investment Company Act of 1940 during the period but is no longer affiliated as of July 31, 2026.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

7

WARREN STREET GLOBAL EQUITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026

ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$59,140,837
Investments in affiliated securities, at value (See Note 2 and 5)	1,433,057
Dividends receivable	4,816
Dividend tax reclaims receivable	42
Total assets	60,578,752

LIABILITIES:
Payable to adviser (See Note 3)	30,797
Total liabilities	30,797
NET ASSETS	$60,547,955

NET ASSETS CONSIST OF:
Paid-in capital	$46,518,573
Total distributable earnings	14,029,382
Total net assets	$60,547,955

Net assets	$60,547,955
Shares issued and outstanding (unlimited shares authorized without par value)	2,167,000
Net asset value per share	$27.94

COST:
Investments in unaffiliated securities, at cost	$45,631,237
Investments in affiliated securities, at cost	$1,008,521

The accompanying notes are an integral part of these financial statements.

WARREN STREET GLOBAL EQUITY ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2026 (a)

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$568,172
Dividend income from affiliated securities (b)	26,360
Less: Issuance fees	(21)
Less: Dividend withholding taxes	(1,020)
Total investment income	593,491

EXPENSES:
Investment advisory fee (See Note 3)	193,504
Total expenses	193,504
NET INVESTMENT INCOME (LOSS)	399,987

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(176,079)
Investments in affiliated securities (b)	(26,434)
In-kind redemptions in unaffiliated securities	13,778,044
In-kind redemptions in affiliated securities (b)	234,821
Net realized gain (loss)	13,810,352

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(8,529,755)
Investments in affiliated securities (b)	925,225
Net change in unrealized appreciation (depreciation)	(7,604,530)
Net realized and unrealized gain (loss)	6,205,822
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,605,809

(a)	Inception date of the Fund was December 8, 2025.
(b)	Amounts from affiliates may be related to securities that were affiliated as defined by the Investment Company Act of 1940 during the period but is no longer an affiliate as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

WARREN STREET GLOBAL EQUITY ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended July 31, 2026 (a)
OPERATIONS:
Net investment income (loss)	$399,987
Net realized gain (loss)	13,810,352
Net change in unrealized appreciation (depreciation)	(7,604,530)
Net increase (decrease) in net assets from operations	6,605,809

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(107,407)
Total distributions to shareholders	(107,407)

CAPITAL TRANSACTIONS:
Shares sold	37,952,558
Shares issued from in-kind contribution at inception (See Note 1)	38,930,491
Shares redeemed	(22,833,498)
ETF transaction fees (See Note 1)	2
Net increase (decrease) in net assets from capital transactions	54,049,553

NET INCREASE (DECREASE) IN NET ASSETS	60,547,955

NET ASSETS:
Beginning of the period	—
End of the period	$60,547,955

SHARES TRANSACTIONS
Shares sold	1,490,000
Shares issued from in-kind contribution at inception (See Note 1)	1,557,000
Shares redeemed	(880,000)
Total increase (decrease) in shares outstanding	2,167,000

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.

WARREN STREET GLOBAL EQUITY ETF
FINANCIAL HIGHLIGHTS

Period ended July 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)(i)	0.21
Net realized and unrealized gain (loss) on investments (c)	2.80
Total from investment operations	3.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Total distributions	(0.07)

ETF transaction fees per share	0.00 (d)
Net asset value, end of period	$27.94

TOTAL RETURN (e)	12.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,548
Ratio of expenses to average net assets (f)(g)	0.60%
Ratio of net investment income (loss) to average net assets (f)(g)	1.24%
Portfolio turnover rate (e)(h)	41%

(a)	Inception date of the Fund was December 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

NOTE 1 – ORGANIZATION

Warren Street Global Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on December 8, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on December 8, 2025, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $38,930,491 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of December 8, 2025, was $17,391,824, resulting in net unrealized appreciation on investments of $21,538,667 as of that date. As a result of the in-kind contribution, the Fund issued 1,557,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2026, and the period covered by these Notes to Financial Statements is from December 8, 2025 to July 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$56,021,457	$—	$—	$56,021,457
Common Stocks	3,853,415	—	—	3,853,415
Real Estate Investment Trusts	304,200	—	—	304,200
Money Market Funds	394,822	—	—	394,822
Total Investments	$60,573,894	$—	$—	$60,573,894

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at the Current Fiscal Period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a Return of Capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, these reclassifications result in adjustments to distributable earnings and paid-in capital accounts. For the Current Fiscal Period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(14,007,687)	$14,007,687

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.60% to the Adviser monthly based on average daily net assets.

Warren Street Wealth Advisors, LLC (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$24,003,312	$21,275,481

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$34,751,590	$22,432,116

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

Investments in issuers considered to be affiliate(s) of the Fund during the Current Fiscal Period for purposes of Section
2(a)(3) of the Investment Company Act of 1940, as amended, were as follows for the Fund:

	Alpha Architect International Quantitative Value ETF	Alpha Architect US Quantitative Value ETF	Freedom 100 Emerging Markets ETF (c)	iShares Global Equity Factor ETF(d)	Total
Value as of December 8, 2025 (a)(b)	$409,400	$397,850	$215,889	—	$1,023,139
Additions	458,988	434,433	248,118	1,457,686	2,599,225
Reductions	(238,093)	(226,664)	(563,917)	(1,090,952)	(2,119,626)
Realized Gain (Loss)	(3,000)	1,632	225,395	(15,640)	208,387
Net Change in Unrealized Appreciation (Depreciation)	88,671	109,840	(125,485)	852,199	925,225
Value as of July 31, 2026	$715,966	$717,091	$—	N/A(e)	$1,433,057

Shares as of July 31, 2026	19,789	12,264	—	N/A(e)

Dividend / Interest Income	$14,583	$6,777	$5,000	$—
Capital Gain Distribution	$—	$—	$—	$—

(a)	Inception date of Fund.
(b)	Market value and shares of securities as a result of a non-taxable exchange.
(c)	Security was affiliated during the period but is no longer held as of July 31, 2026.
(d)	Amounts from affiliates may be related to securities that were affiliated as defined by the Investment Company Act of 1940 during the period but is no longer an affiliate as of July 31, 2026.
(e)	Not applicable - at July 31, 2026, the security was still held, but the issuer was no longer an affiliated company of the Fund.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period were as follows:

Tax cost of Investments	$46,688,591
Gross tax unrealized appreciation	14,014,374
Gross tax unrealized depreciation	(129,071)
Net tax unrealized appreciation (depreciation)	$13,885,303
Undistributed ordinary income	292,580
Undistributed long-term gain	—
Total distributable earnings	292,580
Other accumulated gain (loss)	(148,501)
Total accumulated gain (loss)	$14,029,382

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period, the Fund did not defer any post-October capital or late-year losses.

For the Current Fiscal Period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(148,501)	$—

For the Current Fiscal Period, the Fund paid $1,020 in foreign withholding taxes.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period, was as follows:

Current Fiscal Period (a)
Ordinary Income
$107,407

(a)	Inception date of the Fund was December 8, 2025.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Fund's financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Warren Street Global Equity ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Warren Street Global Equity ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of July 31, 2026, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period December 8, 2025 (commencement of operations) through July 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period December 8, 2025 (commencement of operations) through July 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 29, 2026

WARREN STREET GLOBAL EQUITY ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 90.21%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period, for the Fund was 13.40%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2026